Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Simplify Exchange Traded Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001810747
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2024
Prospectus Date	rr_ProspectusDate	Apr. 14, 2024
Simplify Next Intangible Core Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – SIMPLIFY NEXT INTANGIBLE CORE INDEX ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The Simplify Next Intangible Core Index ETF (the “Fund” or “NXTI”) seeks to provide investment results that track, before fees and expenses, the performance of the Next Intangible Core Index (the “Core Index”).

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of Fund shares, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the Next Intangible Core Index (the “Core Index”). The Core Index is designed to measure the performance of U.S. stocks of companies that exhibit relatively high intangible capital-to-book assets ratios within their respective sector. The Core Index methodology defines intangible capital as productive assets that lack a physical presence and are generally created through investments in brand capital, knowledge capital, and organization capital.

The Core Index is owned by Eisfeldt Consulting, LLC (“EC”), which has engaged Solactive, AG (“Solactive”) to act as Calculation Agent for the Core Index. Both Solactive and EC are organizations independent of the Fund and Simplify Asset Management, Inc., the Fund's investment adviser.

The Core Index is a rules-based index that is created by applying successive screens to an initial universe of stocks. The initial universe is composed of the 2000 largest stocks by market capitalization in the Solactive United States 3000 Index (the “Initial Universe”). The Solactive United States 3000 Index is designed to track the performance of the largest 3000 companies from the United States stock market, as measured by market capitalization.

EC calculates a ratio of intangible capital-to-book assets for the stocks in the Initial Universe using its proprietary model that is designed to measure intangible capital. Intangible capital is the sum of a company’s brand, knowledge, and organization capital, whereas book assets are directly observable from a company's financial statements. The EC model utilizes factors such as a company's income statement expenditures, balance sheet data on goodwill and identifiable intangible assets such as patents or copyrights, to measure intangible capital.

The 200 stocks with the highest intangible capital-to-book assets ratio are selected (the “Intangible Core Universe”). The constituents of the Intangible Core Universe are initially weighted based on relative market capitalization within the Intangible Core Universe. The Intangible Core Universe is re-weighted to conform with the following additional restrictions:

●	maximum individual stock weight of 5%

●	weightings that would have been above 5% are re-allocated across the remaining stocks within each sector. If such re-allocation causes the weighting on any remaining stock to pass the 5% threshold, weights are re-allocated following the same procedure in accordance with the index rule-based methodology; and

●	at least five stocks from each of the 13 sectors are included (unless there are fewer than five stocks with positive weightings, in which case the sector representation will be less than five).

The 13 sectors are: (1) food and consumables; (2) energy and hard commodities; (3) consumer goods; (4) healthcare and drugs; (5) construction; (6) manufacturing inputs; (7) technology and communications; (8) cars and transport; (9) utilities; (10) retail; (11) finance; (12) travel and entertainment; and (13) all other companies. EC developed the list of 13 sectors using a combination of SIC and NAICS codes along with data from publicly available 10-K filings.

The Initial Universe and the Core Index are reconstituted quarterly. Solactive calculates and publishes the Core Index constituents and returns of the Core Index daily, accounting for corporate events such as mergers and stock splits.

The adviser uses a replication strategy to track the Core Index, rather than a sampling approach, meaning the Fund will generally invest in all of the component securities of the Core Index in the same approximate proportions as in the Core Index. To the extent the Core Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Core Index.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (855) 772-8488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.simplify.us
Simplify Next Intangible Core Index ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Simplify Next Intangible Core Index ETF | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any fund, there is no guarantee that the Fund will achieve its goal.
Simplify Next Intangible Core Index ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify Next Intangible Core Index ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund is not actively managed, and the adviser will not sell a holding due to current or projected underperformance of a holding, industry or sector unless that holding is removed from the Core Index or selling the holding is otherwise required upon rebalancing of the Core Index as addressed in the Core Index methodology.

Simplify Next Intangible Core Index ETF | Index Provider Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Core Index, as published by Solactive. There is no assurance that the Core Index will be compiled, determined, composed or calculated accurately. While Solactive gives descriptions of what the Core Index is designed to achieve, neither Solactive nor EC provides any warranty or accepts any liability in relation to the quality, accuracy or completeness of data in the Core Index, and neither Solactive nor EC guarantees that the Core Index will be in line with its methodology. Additionally, Solactive is the calculation agent of the Core Index. The financial instrument that is referencing the Core Index is not sponsored, endorsed, promoted, sold or supported by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Core Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Core Index. Solactive does not guarantee the accuracy and/or the completeness of the Core Index and shall not have any liability for any errors or omissions with respect thereto.

Simplify Next Intangible Core Index ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

Simplify Next Intangible Core Index ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may focus its investments in securities of a particular industry or group of industries to the extent that the Core Index focuses its investments in securities of a particular industry or group of industries. Economic, legislative or regulatory developments may occur that significantly affect the industry or group of industries. This may cause the Fund’s share price to fluctuate more than that of a fund that does not focus in a particular industry or group of industries.

Simplify Next Intangible Core Index ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Core Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Core Index, pricing differences, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the Core Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the Core Index does not.

Simplify Next Intangible Core Index ETF | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Allocation Risk. If the Fund’s strategy for allocating assets among stock of U.S. companies does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Simplify Next Intangible Core Index ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify Next Intangible Core Index ETF | E T F Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk: The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s Shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participant at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Fund’s shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming directly with the Fund.

○	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

○	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify Next Intangible Core Index ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Risk. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of purchase. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Simplify Next Intangible Core Index ETF | Small And Medium Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Risk. The Fund defines small-capitalization companies as those with market capitalizations between $300 million and $2 billion at the time of purchase, and medium-capitalization companies as those with market capitalizations between $2 and $10 billion at the time of purchase. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Simplify Next Intangible Core Index ETF | Limited History Of Operations [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Limited History of Operations. The Fund is a new ETF and therefore does not yet have a history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. The adviser may not achieve its intended result in managing the Fund.

Simplify Next Intangible Core Index ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Simplify Next Intangible Core Index ETF | Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

Simplify Next Intangible Core Index ETF | Simplify Next Intangible Core Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NXTI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 80
Simplify Next Intangible Value Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – SIMPLIFY NEXT INTANGIBLE VALUE INDEX ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective: The Simplify Next Intangible Value Index ETF (the “Fund” or “NXTV”) seeks to provide investment results that track, before fees and expenses, the performance of the Next Intangible Value Index (the “Value Index”).

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of Fund shares, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund’s initial fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the Value Index. The Value Index is designed to measure the performance of U.S. stocks of companies that exhibit low equity valuations relative to their intangible-adjusted book values within their respective sector. The Value Index methodology defines intangible capital as productive assets that lack a physical presence and generally are created through investments in brand capital, knowledge capital, and organization capital.

The Value Index is owned by Eisfeldt Consulting, LLC (“EC”), which has engaged Solactive, AG (“Solactive”) to act as Calculation Agent for the Value Index. Both Solactive and EC are organizations independent of the Fund and Simplify Asset Management, Inc., the Fund's investment adviser.

The Value Index is a rules-based index that is created by applying successive screens to an initial universe of stocks. The initial universe is composed of the 2000 largest stocks by market capitalization in the Solactive United States 3000 Index (the “Initial Universe”). The Solactive United States 3000 Index is designed to track the performance of the largest 3000 companies from the United States stock market, as measured by market capitalization.

Market equity value is observable using market equity prices and shares outstanding. Book equity value is directly observable from a company's financial statements. EC calculates the intangible adjusted book value for the stocks in the Initial Universe using its proprietary model that is designed to measure intangible capital. Intangible capital is the sum of a company’s brand, knowledge, and organization capital. The EC model utilizes factors such as a company's income statement expenditures, balance sheet data on goodwill, and identifiable intangible assets such as patents or copyrights, to measure intangible capital.

The 200 stocks with the lowest equity valuations relative to their intangible adjusted book values are selected (the “Intangible Value Universe”). The constituents of the Intangible Value Universe are initially weighted based on relative market capitalization within the Intangible Value Universe. The Intangible Value Universe is re-weighted to conform with the following additional restrictions:

●	maximum individual stock weight of 5%

●	weightings that would have been above 5% are re-allocated across the remaining stocks within each sector. If such re-allocation causes the weighting on any remaining stock to pass the 5% threshold, weights are re-allocated following the same procedure in accordance with the index rule-based methodology; and

●	at least five stocks from each of the 13 sectors are included (unless there are fewer than five stocks with positive weightings, in which case the sector representation will be less than five).

The 13 sectors are: (1) food and consumables; (2) energy and hard commodities; (3) consumer goods; (4) healthcare and drugs; (5) construction; (6) manufacturing inputs; (7) technology and communications; (8) cars and transport; (9) utilities; (10) retail; (11) finance; (12) travel and entertainment; and (13) all other companies. EC developed the list of 13 sectors using a combination of SIC and NAICS codes along with data from publicly available 10-K filings.

The Initial Universe and the Value Index are reconstituted quarterly. Solactive calculates and publishes the Value Index constituents and returns of the Value Index daily, accounting for corporate events such as mergers and stock splits.

The adviser uses a replication strategy to track the Value Index, rather than a sampling approach, meaning the Fund will generally invest in all of the component securities of the Value Index in the same approximate proportions as in the Value Index. To the extent the Value Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Value Index.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.simplify.us or by calling 1 (855) 772-8488.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (855) 772-8488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.simplify.us
Simplify Next Intangible Value Index ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Simplify Next Intangible Value Index ETF | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any fund, there is no guarantee that the Fund will achieve its goal.
Simplify Next Intangible Value Index ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify Next Intangible Value Index ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund is not actively managed, and the adviser will not sell a holding due to current or projected underperformance of a holding, industry or sector unless that holding is removed from the Value Index or selling the holding is otherwise required upon rebalancing of the Value Index as addressed in the Value Index methodology.

Simplify Next Intangible Value Index ETF | Index Provider Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Value Index, as published by Solactive. There is no assurance that the Value Index will be compiled, determined, composed or calculated accurately. While Solactive gives descriptions of what the Value Index is designed to achieve, neither Solactive nor EC provides any warranty or accepts any liability in relation to the quality, accuracy or completeness of data in the Value Index, and neither Solactive nor EC guarantees that the Value Index will be in line with its methodology. Additionally, Solactive is the calculation agent of the Value Index. The financial instrument that is referencing the Value Index is not sponsored, endorsed, promoted, sold or supported by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Value Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Value Index. Solactive does not guarantee the accuracy and/or the completeness of the Value Index and shall not have any liability for any errors or omissions with respect thereto.

Simplify Next Intangible Value Index ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

Simplify Next Intangible Value Index ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may focus its investments in securities of a particular industry or group of industries to the extent that the Value Index focuses its investments in securities of a particular industry or group of industries. Economic, legislative or regulatory developments may occur that significantly affect the industry or group of industries. This may cause the Fund’s share price to fluctuate more than that of a fund that does not focus in a particular industry or group of industries.

Simplify Next Intangible Value Index ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Value Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Value Index, pricing differences, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the Value Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the Value Index does not.

Simplify Next Intangible Value Index ETF | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Allocation Risk. If the Fund’s strategy for allocating assets among stock of U.S. companies does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Simplify Next Intangible Value Index ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify Next Intangible Value Index ETF | Large Capitalization Risk [Member]
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Large Capitalization Risk. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of purchase. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Simplify Next Intangible Value Index ETF | Small And Medium Capitalization Risk [Member]
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Small and Medium Capitalization Risk. The Fund defines small-capitalization companies as those with market capitalizations between $300 million and $2 billion at the time of purchase, and medium-capitalization companies as those with market capitalizations between $2 and $10 billion at the time of purchase. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Simplify Next Intangible Value Index ETF | Market And Geopolitical Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Simplify Next Intangible Value Index ETF | Value Risk [Member]
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Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

Simplify Next Intangible Value Index ETF | E T F Structure Risks [Member]
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ETF Structure Risks. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify Next Intangible Value Index ETF | Limited History Risk [Member]
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Limited History Risk. The Fund is a new ETF and therefore does not yet have a history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. The adviser may not achieve its intended result in managing the Fund.

Simplify Next Intangible Value Index ETF | Simplify Next Intangible Value Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NXTV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 80

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.